Shareholder Fees - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO	Apr. 30, 2025 USD ($)
VIPFreedomLifetimeIncomeFunds-InvestorComboPRO | VIP Freedom Lifetime Income I Portfolio
Shareholder Fees:
(fees paid directly from your investment)